Goodwill and Other Intangible Assets, Net (Tables)	24 Months Ended
Oct. 31, 2012
Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for each operating segment are as follows:

(in millions)	Truck	Engine	Parts	Total
As of October 31, 2009	$74	$206	$38	$318
Currency translation	—	5	—	5
Adjustments(A)	—	(6)	—	(6)
Acquisitions	7	—	—	7

As of October 31, 2010	$81	$205	$38	$324
Currency translation	—	2	—	2
Adjustments(A)	—	(7)	—	(7)

As of October 31, 2011	$81	$200	$38	$319
Currency translation	—	(33)	—	(33)
Adjustments(A)	—	(6)	—	(6)

As of October 31, 2012	$81	$161	$38	$280

(A)	Adjustments to goodwill primarily result from the tax benefit attributable to the amortization of tax deductible goodwill in excess of goodwill recorded for financial statement purposes as measured in the IIAA balance sheet immediately after its acquisition in 2005.

Intangible Assets Not Subject to Amortization

Information regarding our intangible assets that are not subject to amortization as of October 31 is as follows:

(in millions)	2012	2011
Dealer franchise rights	$5	$7
Trademarks	50	60

Intangible assets not subject to amortization	$55	$67

Intangible Assets Subject to Amortization

Information regarding our intangible assets that are subject to amortization at October 31, 2012 and 2011 is as follows:

	As of October 31, 2012
(in millions)	Customer Base and Relationships	Trademarks, Patents and Other	Total
Gross carrying value	$93	$101	$194
Accumulated amortization	(47)	(31)	(78)

Net of amortization	$46	$70	$116

	As of October 31, 2011
(in millions)	Customer Base and Relationships	Trademarks, Patents and Other	Total
Gross carrying value	$135	$104	$239
Accumulated amortization	(52)	(20)	(72)

Net of amortization	$83	$84	$167

Future Estimated Amortization Expense of Finite-lived Intangible Assets

Future estimated amortization expense for our finite-lived intangible assets for the remaining years is as follows:

(in millions)	Estimated Amortization
2013	$22
2014	21
2015	17
2016	15
2017	14
Thereafter	27